Restructuring and other items (Tables)	3 Months Ended
Mar. 31, 2015
Restructuring Charges
	Onerous	Asset
	Lease	Impairment	Total
	(in thousands)

Total provision recognized	$3,167	$5,629	$8,796
Asset write-off	-	(5,629)	(5,629)
Cash payments	(444)	-	(444)
Foreign exchange movement	(170)	-	(170)

Provision at March 31, 2015	$2,553	$-	$2,553

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)
Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognized	8,131	902	9,033
Cash payments	(7,934)	(579)	(8,513)
Amounts released	(93)	-	(93)
Foreign exchange movement	(3)	-	(3)

Provision at March 31, 2015	$100	$323	$423